EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Schedule of Changes in Projected Benefit Obligations
The following tables set forth the change in the projected benefit obligation and plan assets and reconcile the funded status and the amounts recognized in the Consolidated Balance Sheets for the pension and postretirement benefit plans for the two years ended December 31:

	Pension		Postretirement
	2024	2023	2024	2023
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year	$63,142	$70,062	$1,491	$1,421
Service cost	—	—	3	4
Interest cost	535	3,374	70	70
Actuarial (gain) loss	(5,046)	4,356	(145)	10
Benefits paid	(742)	(3,924)	(15)	(14)
Expenses paid	(10)	(653)	—	—
Settlement	(57,879)	(10,073)	—	—
Projected benefit obligation at end of year	—	$63,142	$1,404	$1,491

Funded Status at End of Year
Net accrued benefit cost	—	($8,392)	($1,404)	($1,491)

Schedule of Changes in Fair Value of Plan Assets

Change in Plan Assets
Fair value of plan assets at beginning of year	$54,750	$62,843	—	—
Actual return on plan assets	603	6,356	—	—
Employer contributions	3,441	201	15	14
Benefits paid	(742)	(3,924)	(15)	(14)
Other expense	(173)	(653)	—	—
Settlement	(57,879)	(10,073)	—	—
Fair value of plan assets at end of year	—	$54,750	—	—

Schedule of Amounts Recognized in Balance Sheet

Amounts Recognized in the Consolidated Balance Sheets Consist of:
Current liabilities	—	($8,392)	($57)	($52)
Noncurrent liabilities	—	—	(1,347)	(1,439)
Net amount recognized	—	($8,392)	($1,404)	($1,491)

Schedule of Projected Benefit Obligation and Accumulated Benefit Obligation in Excess of Fair Value
For pension and postretirement plans with accumulated benefit obligations in excess of plan assets, the following table sets forth the projected and accumulated benefit obligations and the fair value of plan assets for the two years ended December 31:

	2024	2023
Projected benefit obligation	—	$63,142
Accumulated benefit obligation	—	63,142
Accumulated postretirement benefit obligation	1,404	1,491
Fair value of plan assets	—	54,750

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
Net gains or losses recognized in other comprehensive income (loss) for the three years ended December 31 are as follows:

	Pension			Postretirement
	2024	2023	2022	2024	2023	2022
Net gains (losses)	$5,106	($1,438)	$362	$145	($11)	$512
Net gains or losses reclassified from other comprehensive income (loss) and recognized as a component of pension and postretirement expense for the three years ended December 31 are as follows:

	Pension			Postretirement
	2024	2023	2022	2024	2023	2022
Amortization of losses	$1	$6	$738	—	—	$15
Net settlement loss	5,816	2,036	—	—	—	—

Schedule of Net Periodic Benefit Cost Not yet Recognized
Net losses that have not yet been included in pension and postretirement expense for the two years ended December 31, but have been recognized as a component of AOCI are as follows:

	Pension		Postretirement
	2024	2023	2024	2023
Net (losses) income	—	($10,923)	$230	$85
Deferred income tax benefit	—	1,216	—	6
AOCI	—	($9,707)	$230	$91

Schedule of Net Benefit Costs
The following tables set forth the components of net pension and postretirement benefit cost (credit) that have been recognized during the three years ended December 31:

	Pension			Postretirement
	2024	2023	2022	2024	2023	2022
Components of Net Periodic Benefit Cost (Credit)
Service cost	—	—	—	$3	$4	$7
Interest cost	535	3,374	2,434	70	70	51
Expected return on plan assets	(542)	(3,439)	(3,486)	—	—	—
Amortization of losses	1	6	738	—	—	15
Settlement expense	5,816	2,036	—	—	—	—
Net periodic benefit cost (credit)	$5,810	$1,977	($314)	$73	$74	$73

Schedule of Assumptions Used
The following table sets forth the principal assumptions inherent in the determination of benefit obligations and net periodic benefit cost of the pension and postretirement benefit plans as of December 31:

	Pension			Postretirement
	2024	2023	2022	2024	2023	2022
Assumptions used to determine benefit obligations at December 31:
Discount rate	N/A	4.99%	4.96%	5.49%	4.81%	5.01%
Assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	5.00%	4.96%	2.65%	4.81%	5.01%	2.75%
Expected long-term return on plan assets	4.97%	4.97%	4.97%	—	—	—

Schedule of Allocation of Plan Assets
Our pension plans’ asset allocation (excluding short-term investments) at December 31, 2024 and 2023 are as follows:

	Percentage of Plan Assets
Asset Category	2024	2023
Domestic equity securities	—	15%
International equity securities	—	9%
Domestic fixed income securities	—	75%
Real estate fund	—	1%
Total (a)	—	100%

(a)As of December 31, 2024 all plan assets were distributed as part of the previously discussed plan settlements.
The following table sets forth the net asset value of the plan assets as of December 31, 2024 or 2023:

Asset Category	December 31, 2024	December 31, 2023
Investments at Net Asset Value:
Separate Investment Accounts (a)	—	$54,750
Total Investments at Net Asset Value	—	$54,750

(a)As of December 31, 2024 all plan assets were distributed as part of the previously discussed plan settlements.

Schedule of Expected Benefit Payments	Our expected benefit payments to be made for the next 10 years are as follows:

	Pension Benefits	Postretirement Benefits
2025	—	$57
2026	—	62
2027	—	67
2028	—	71
2029	—	76
2030-2034	—	440